SHARE CAPITAL AND RESERVES - The continuity of share purchase options (Details)		12 Months Ended
	Jan. 01, 2025 Options $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 Options $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares
SHARE CAPITAL AND RESERVES
Option outstanding at the beginning	10,556,750				12,279,125				12,860,500
Option granted					240,000
Option exercised			(1,725,000)		(1,725,000)		(178,500)		(178,500)
Option cancelled/ forfeited/ expired					(237,375)				(402,875)
Option outstanding at the end					10,556,750				12,279,125	12,860,500
Option exercisable at the end					10,393,250				11,862,875
Weighted average exercise price, option outstanding at the beginning | $ / shares	$ 4.5			$ 3.97				$ 4.01
Weighted average exercise price, option granted | $ / shares				4.62
Weighted average exercise price of stock option exercised | $ / shares				0.5				0.74
Weighted average exercise price, option cancelled/ forfeited/ expired | $ / shares				6.52				6.55
Weighted average exercise price, option outstanding at the end | $ / shares				4.5				3.97		$ 4.01
Weighted average exercise price, option exercisable at the end | $ / shares				4.48				3.89
Weighted average contractual remaining life (years)		1 year 6 months				2 years 3 months				3 years 2 months 26 days
Weighted average contractual remaining life, option exercisable at the end		1 year 5 months 23 days				2 years 2 months 12 days
Exercise price of $0.4
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares						$ 0.4	$ 0.4	0.4	$ 0.4
Option outstanding at the beginning									150,000
Option exercised									(150,000)
Option outstanding at the end										150,000
Exercise price of $0.5
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		$ 0.5	$ 0.5	0.5	$ 0.5	0.5	0.5	0.5	$ 0.5
Option outstanding at the beginning					1,725,000				1,725,000
Option exercised					(1,725,000)
Option outstanding at the end									1,725,000	1,725,000
Option exercisable at the end									1,725,000
Exercise price of $1
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		1	1	1	$ 1	1	1	1	$ 1
Option outstanding at the beginning	100,000				100,000				100,000
Option outstanding at the end					100,000				100,000	100,000
Option exercisable at the end					100,000				100,000
Exercise price of $1.075
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		1.075	1.075	1.075	$ 1.075	1.075	1.075	1.075	$ 1.075
Option outstanding at the beginning	75,000				75,000				75,000
Option outstanding at the end					75,000				75,000	75,000
Option exercisable at the end					75,000				75,000
Exercise price of $1.4
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		1.4	1.4	1.4	$ 1.4	1.4	1.4	1.4	$ 1.4
Option outstanding at the beginning	1,125,000				1,125,000				1,125,000
Option outstanding at the end					1,125,000				1,125,000	1,125,000
Option exercisable at the end					1,125,000				1,125,000
Exercise price of $2.07
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		2.07	2.07	2.07	$ 2.07	2.07	2.07	2.07	$ 2.07
Option outstanding at the beginning	50,000				50,000				75,000
Option exercised									(25,000)
Option outstanding at the end					50,000				50,000	75,000
Option exercisable at the end					50,000				50,000
Exercise price of $2.15
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		2.15	2.15	2.15	$ 2.15	2.15	2.15	2.15	$ 2.15
Option outstanding at the beginning	25,000				25,000				25,000
Option outstanding at the end					25,000				25,000	25,000
Option exercisable at the end					25,000				25,000
Exercise price of $4.1
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		4.1	4.1	4.1	$ 4.1	4.1	4.1	4.1	$ 4.1
Option outstanding at the beginning	5,305,000				5,305,000				5,305,000
Option outstanding at the end					5,305,000				5,305,000	5,305,000
Option exercisable at the end					5,305,000				5,305,000
Exercise price of $6.79
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		6.79	6.79	6.79	$ 6.79	6.79	6.79	6.79	$ 6.79
Option outstanding at the beginning	891,500				962,875				1,258,625
Option cancelled/ forfeited/ expired					(71,375)				(295,750)
Option outstanding at the end					891,500				962,875	1,258,625
Option exercisable at the end					891,500				940,000
Exercise price of $8.62
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		8.62	8.62	8.62	$ 8.62	8.62	8.62	8.62	$ 8.62
Option outstanding at the beginning	200,000				200,000				200,000
Option outstanding at the end					200,000				200,000	200,000
Option exercisable at the end					200,000				200,000
Exercise price of $8.7
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		8.7	8.7	8.7	$ 8.7	8.7	8.7	8.7	$ 8.7
Option outstanding at the beginning	125,000				125,000				125,000
Option outstanding at the end					125,000				125,000	125,000
Option exercisable at the end					125,000				87,500
Exercise price of $8.04
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		8.04	8.04	8.04	$ 8.04	8.04	8.04	8.04	$ 8.04
Option outstanding at the beginning	7,500				47,500				55,000
Option cancelled/ forfeited/ expired					(40,000)				(7,500)
Option outstanding at the end					7,500				47,500	55,000
Option exercisable at the end					7,500				33,250
Exercise Price of $8.98
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		8.98	8.98	8.98	$ 8.98	8.98	8.98	8.98	$ 8.98
Option outstanding at the beginning	15,000				22,500				24,375
Option cancelled/ forfeited/ expired					(7,500)				(1,875)
Option outstanding at the end					15,000				22,500	24,375
Option exercisable at the end					12,750				12,375
Exercise Price of $5.75
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		5.75	5.75	5.75	$ 5.75	5.75	5.75	5.75	$ 5.75
Option outstanding at the beginning	340,000				340,000				340,000
Option outstanding at the end					340,000				340,000	340,000
Option exercisable at the end					283,000				226,000
Exercise Price of $5
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		5	5	5	$ 5	5	5	5	$ 5
Option outstanding at the beginning	20,000				20,000				20,000
Option outstanding at the end					20,000				20,000	20,000
Option exercisable at the end					20,000				20,000
Exercise Price of $5.68
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		5.68	5.68	5.68	$ 5.68	$ 5.68	$ 5.68	$ 5.68	$ 5.68
Option outstanding at the beginning	2,037,750				2,156,250				2,257,500
Option exercised									(3,500)
Option cancelled/ forfeited/ expired					(118,500)				(97,750)
Option outstanding at the end					2,037,750				2,156,250	2,257,500
Option exercisable at the end					1,963,500				1,938,750
Exercise Price of $4.59
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		4.59	4.59	4.59	$ 4.59
Option outstanding at the beginning	200,000
Option granted					200,000
Option outstanding at the end					200,000
Option exercisable at the end					200,000
Exercise Price of $4.78
SHARE CAPITAL AND RESERVES
Exercise price | $ / shares		$ 4.78	$ 4.78	$ 4.78	$ 4.78
Option outstanding at the beginning	40,000
Option granted					40,000
Option outstanding at the end					40,000
Option exercisable at the end					10,000